Offsetting financial liabilities (Detail) - USD ($) $ in Billions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	[1]	$ 121.1	$ 110.8	$ 125.7
Further netting potential not recognized on the balance sheet		(105.9)	(97.5)	(111.7)
of which: netting of recognized financial assets		(88.9)	(81.4)	(90.8)
of which: netting with collateral pledged		(17.0)	(16.0)	(20.9)
Liabilities, after consideration of further netting potential		15.2	13.3	14.0
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	[2]	31.4	30.3	28.9
Further netting potential not recognized on the balance sheet	[3]	(17.9)	(15.0)	(15.4)
of which: netting of recognized financial assets		(16.2)	(13.7)	(14.2)
of which: netting with collateral pledged		(1.7)	(1.4)	(1.2)
Liabilities, after consideration of further netting potential		$ 13.5	$ 15.3	$ 13.5

[1]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS or its counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously

[3]
Reflects the netting potential in accordance with enforceable master netting and similar arrangements where not all criteria for a net presentation on the balance sheet have been met. Refer to “Note 25 Offsetting financial assets and financial liabilities” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.